Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 160	Fees	UNITED STATES	Department of Interior [Member]	Kensington [Member]	Gold [Member]	Mining Operations [Member]	Underground Mining
#: 2
	370	Fees	UNITED STATES	Bureau of Land Management [Member]	Rochester [Member]	Gold-silver [Member]	Mining Operations [Member]	Open Pit
#: 3
	30	Fees	UNITED STATES	Bureau of Land Management [Member]	Wharf [Member]	Gold [Member]	Mining Operations [Member]	Open Pit
#: 4
	1,080	Comm. Social Resp.	MEXICO	Ejido Guazapares [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 5
	1,030	Fees	MEXICO	Ejido Guazapares [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 6
	10	Comm. Social Resp.	MEXICO	Ejido de Palmarejo [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 7
	560	Fees	MEXICO	Ejido de Palmarejo [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 8
	900	Fees	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 9
	1,480	Royalties	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 10
	27,390	Taxes	MEXICO	Tesoreria de la Federacion [Member]	Palmarejo [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 11
	150	Comm. Social Resp.	MEXICO	Municipality of Arizpe [Member]	Las Chispas [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 12
	240	Fees	MEXICO	Tesoreria de la Federacion [Member]	Las Chispas [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 13
	1,320	Royalties	MEXICO	Tesoreria de la Federacion [Member]	Las Chispas [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 14
	53,360	Taxes	MEXICO	Tesoreria de la Federacion [Member]	Las Chispas [Member]	Gold-silver [Member]	Mining Operations [Member]	Underground Mining
#: 15
	$ 150	Comm. Social Resp.	CANADA	Tahltan Central Government [Member]	Silvertip [Member]	Silver-zinc-lead [Member]	Mining Operations [Member]	Underground Mining